Offerings - Offering: 1	Jul. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	7.23
Maximum Aggregate Offering Price	$ 1,446,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 221.38
Offering Note
(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”), of Priority Technology Holdings, Inc. (the “Company”) that become issuable under the Priority Technology Holdings, Inc. 2021 Employee Stock Purchase Plan (the “Plan”) by reason of any future stock dividend, stock split, recapitalization or other similar transaction.

(2) Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The price shown is based upon the average of the high and low prices reported for the common stock on the Nasdaq Global Market on July 14, 2025.